UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12/31/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     January 19, 2005
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            144
                                                           --------------------

Form 13F Information Table Value Total:                     $  234,096
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5834    75280 SH       SOLE                    75280
AT&T Inc.                      Com              00206R102     2977   121579 SH       SOLE                   121579
Abbott Labs                    Com              002824100     1096    27784 SH       SOLE                    27784
Adesa Inc                      Com              00686U104      623    25513 SH       SOLE                    25513
Air Prods & Chems Inc          Com              009158106     2604    43999 SH       SOLE                    43999
Alcoa Inc                      Com              013817101     2947    99675 SH       SOLE                    99075               600
Allete Inc                     Com              018522102      388     8829 SH       SOLE                     8829
Altria Group Inc               Com              02209S103      935    12518 SH       SOLE                    12518
AmSouth Bancorp                Com              032165102     1966    75010 SH       SOLE                    75010
American Express Co            Com              025816109      432     8400 SH       SOLE                     8400
American Intl Group            Com              026874107     1182    17319 SH       SOLE                    17319
Amgen Inc                      Com              031162100     3771    47815 SH       SOLE                    47815
Anheuser Busch Cos Inc         Com              035229103     1132    26350 SH       SOLE                    26350
Aqua America Inc               Com              03836W103     1261    46208 SH       SOLE                    46208
Automatic Data Process         Com              053015103     3631    79115 SH       SOLE                    78815               300
Avery Dennison Corp            Com              053611109     1022    18500 SH       SOLE                    18500
Avon Prods Inc                 Com              054303102      273     9566 SH       SOLE                     9566
BP Plc Spons ADR               Com              055622104     3131    48747 SH       SOLE                    48747
Bank Of America Corp           Com              060505104     3969    85993 SH       SOLE                    85549               444
Baxter International           Com              071813109      290     7700 SH       SOLE                     7700
Beckman Coulter                Com              075811109      940    16520 SH       SOLE                    16520
Becton Dickinson & Co          Com              075887109     1699    28281 SH       SOLE                    28281
Bellsouth Corp                 Com              079860102      705    26027 SH       SOLE                    26027
Berkshire Hathaway Cl B        Com              084670207      772      263 SH       SOLE                      263
Black & Decker Corp            Com              091797100      748     8600 SH       SOLE                     8600
Blackrock Municipal Target Ter Com              09247M105      156    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     3343    47600 SH       SOLE                    47600
Bristol Myers Squibb           Com              110122108     1218    52988 SH       SOLE                    52988
Burlington Nrthn Santa         Com              12189T104      409     5778 SH       SOLE                     5778
Burlington Resources           Com              122014103      781     9055 SH       SOLE                     8655               400
Cabot Corp                     Com              127055101     1706    47665 SH       SOLE                    47665
Cabot Microelectronics         Com              12709P103      383    13091 SH       SOLE                    13091
Cabot Oil & Gas                Com              127097103      213     4713 SH       SOLE                     4713
Caterpillar Inc Del            Com              149123101      231     4000 SH       SOLE                     4000
Centurytel Inc                 Com              156700106      365    10993 SH       SOLE                    10993
Chevron Corp                   Com              166764100     6624   116678 SH       SOLE                   116493               185
Chubb Corp                     Com              171232101     2220    22732 SH       SOLE                    22732
Cigna Corp                     Com              125509109      586     5244 SH       SOLE                     5244
Cisco Sys Inc                  Com              17275R102      662    38650 SH       SOLE                    38250               400
Citigroup Inc                  Com              172967101     4505    92826 SH       SOLE                    92826
Coca Cola Co                   Com              191216100     1885    46756 SH       SOLE                    46756
Colgate Palmolive Co           Com              194162103      938    17100 SH       SOLE                    17100
Comcast Corp Cl A Spl          Com              20030N200      821    31974 SH       SOLE                    31974
Commerce Bancshares            Com              200525103      353     6767 SH       SOLE                     6767
Commerce Group Inc Mass        Com              200641108      229     4000 SH       SOLE                     4000
Computer Sciences Corp         Com              205363104      279     5500 SH       SOLE                     5500
ConAgra Foods Inc              Com              205887102      796    39235 SH       SOLE                    38835               400
Conocophillips                 Com              20825C104      394     6766 SH       SOLE                     6766
Corning Inc                    Com              219350105      609    30975 SH       SOLE                    30975
DJ US Healthcare Sector iShare Com              464287762     1170    18564 SH       SOLE                    18564
Deere & Co                     Com              244199105      204     2992 SH       SOLE                     2992
Dell Inc                       Com              24702R101     1210    40410 SH       SOLE                    40410
Dentsply International         Com              249030107      376     7000 SH       SOLE                     7000
Disney Walt Co                 Com              254687106     2033    84835 SH       SOLE                    84835
Dominion Res Va                Com              25746U109     1042    13501 SH       SOLE                    13501
Dow Chem Co                    Com              260543103      246     5610 SH       SOLE                     5610
Du Pont E I De Nemours         Com              263534109     4232    99588 SH       SOLE                    99588
Duke Energy Corp               Com              264399106      679    24750 SH       SOLE                    24750
Duke Realty Corp               Com              264411505      212     6350 SH       SOLE                     6350
Embraer Empresa Brasileria ADR Com              29081M102      405    10350 SH       SOLE                    10350
Emerson Elec Co                Com              291011104     5173    69257 SH       SOLE                    68957               300
Exxon Mobil Corp               Com              30231G102    13565   241502 SH       SOLE                   241502
FPL Group Inc                  Com              302571104     1427    34337 SH       SOLE                    33935               402
Gannett Inc                    Com              364730101      536     8854 SH       SOLE                     8754               100
General Elec Co                Com              369604103     9433   269143 SH       SOLE                   269143
General Mills                  Com              370334104      549    11127 SH       SOLE                    11127
Glaxo SmithKline ADR           Com              37733W105      627    12419 SH       SOLE                    12419
Guidant Corp                   Com              401698105      385     5950 SH       SOLE                     5950
Harley Davidson Inc            Com              412822108     2043    39685 SH       SOLE                    39685
Heinz H J Co                   Com              423074103     1000    29661 SH       SOLE                    29661
Home Depot Inc                 Com              437076102     1044    25800 SH       SOLE                    25800
Ingersoll-Rand Co Cl A         Com              G4776G101     2479    61400 SH       SOLE                    61400
Intel Corp                     Com              458140100     3280   131430 SH       SOLE                   131430
International Bus Mach         Com              459200101     6373    77536 SH       SOLE                    77436               100
Ishares MSCI EAFE Index Fd     Com              464287465      851    14315 SH       SOLE                    14315
Ishares MSCI Japan Index Fd    Com              464286848     1322    97750 SH       SOLE                    97750
Ishares Tr DJ Us Tech Sec      Com              464287721     1327    26690 SH       SOLE                    26690
Ishares Tr S&P 500 Growth Inde Com              464287309     3821    64450 SH       SOLE                    64450
Ishares Tr S&P Small Cap 600   Com              464287804      995    17220 SH       SOLE                    17220
JPMorgan Chase & Co            Com              46625H100     4398   110806 SH       SOLE                   110306               500
Johnson & Johnson              Com              478160104    11410   189843 SH       SOLE                   189843
Johnson Ctls Inc               Com              478366107     1535    21048 SH       SOLE                    21048
KB Home                        Com              48666K109      296     4070 SH       SOLE                     4070
Keycorp                        Com              493267108      234     7100 SH       SOLE                     7100
Kimberly Clark Corp            Com              494368103     1576    26428 SH       SOLE                    26428
Koninkijke Philips Elec Reg Sh Com              500472303      327    10504 SH       SOLE                    10504
Liberty All-Star Equity Fd     Com              530158104      112    13534 SH       SOLE                    13534
Liberty Ppty Tr Sh Ben Int     Com              531172104      236     5500 SH       SOLE                     5500
Lilly Eli & Co                 Com              532457108      849    15000 SH       SOLE                    15000
Lucent Technologies            Com              549463107      196    73672 SH       SOLE                    73672
MBIA Inc                       Com              55262C100      605    10050 SH       SOLE                    10050
MDU Resources Group            Com              552690109      265     8100 SH       SOLE                     8100
Marshall & Ilsley Corp         Com              571834100     1890    43904 SH       SOLE                    43904
McDonald's Corp                Com              580135101      711    21100 SH       SOLE                    21100
McGraw-Hill Inc                Com              580645109      263     5100 SH       SOLE                     5100
McKesson Corp                  Com              58155Q103      284     5500 SH       SOLE                     5500
Medco Health Solutions         Com              58405U102      841    15080 SH       SOLE                    14656               424
Medtronic Inc                  Com              585055106     2837    49275 SH       SOLE                    49075               200
Mellon Finl Corp               Com              58551A108      891    26002 SH       SOLE                    26002
Mercantile Bankshares          Com              587405101      207     3675 SH       SOLE                     3675
Merck & Co Inc                 Com              589331107     2250    70740 SH       SOLE                    70740
Merrill Lynch & Co Inc         Com              590188108     2049    30255 SH       SOLE                    30255
Microsoft Corp                 Com              594918104     3441   131584 SH       SOLE                   131584
Midcap Spdr Tr Ser 1           Com              595635103     1290     9576 SH       SOLE                     9576
Morgan Stanley                 Com              617446448      408     7192 SH       SOLE                     7192
Motorola Inc                   Com              620076109      820    36300 SH       SOLE                    36300
MuniHldgs Florida Insd         Com              62624W105      278    19000 SH       SOLE                    19000
Nisource Inc                   Com              65473P105     1713    82120 SH       SOLE                    81620               500
Norfolk Southern Corp          Com              655844108      753    16797 SH       SOLE                    16797
Nuveen Muni Advantage Fd       Com              67062H106      215    14000 SH       SOLE                    14000
PNC Finl Svcs Group            Com              693475105      797    12892 SH       SOLE                    12892
PPG Inds Inc                   Com              693506107      461     7957 SH       SOLE                     7957
PPL Corporation                Com              69351T106      545    18536 SH       SOLE                    18536
Pall Corp                      Com              696429307      623    23200 SH       SOLE                    23200
Parkvale Financial             Com              701492100      222     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     5980   101222 SH       SOLE                   101222
Pfizer Inc                     Com              717081103     2282    97849 SH       SOLE                    97849
Pitney Bowes Inc               Com              724479100      270     6400 SH       SOLE                     6400
Procter & Gamble Co            Com              742718109     5844   100966 SH       SOLE                   100966
Progress Energy Inc            Com              743263105      355     8075 SH       SOLE                     8075
Rohm & Haas Co                 Com              775371107      459     9483 SH       SOLE                     9483
Royal Dutch Shell PLC ADR Cl A Com              780259206      777    12640 SH       SOLE                    12640
Schering Plough Corp           Com              806605101      370    17767 SH       SOLE                    17767
Schlumberger Ltd               Com              806857108      906     9325 SH       SOLE                     9125               200
Spdr Tr Unit Ser 1             Com              78462F103      245     1965 SH       SOLE                     1965
Sprint Nextel Corp             Com              852061100      465    19927 SH       SOLE                    19927
State Str Corp                 Com              857477103      845    15245 SH       SOLE                    15245
Suntrust Bks Inc               Com              867914103      501     6884 SH       SOLE                     6884
Sysco Corp                     Com              871829107      627    20200 SH       SOLE                    20200
Target Corp                    Com              87612E106     1379    25085 SH       SOLE                    24785               300
Teleflex Inc                   Com              879369106      208     3200 SH       SOLE                     3200
Texas Instruments              Com              882508104     4017   125255 SH       SOLE                   124855               400
Union Pac Corp                 Com              907818108      850    10560 SH       SOLE                    10560
United Parcel Svc Cl B         Com              911312106     1831    24365 SH       SOLE                    24365
United Technologies Cp         Com              913017109      537     9600 SH       SOLE                     9600
Unitedhealth Group             Com              91324P102      217     3500 SH       SOLE                     3500
Vanguard Index Tr Stk Mkt Vipe Com              922908769     4268    34605 SH       SOLE                    34605
Verizon Communications Com     Com              92343V104     3857   128054 SH       SOLE                   127454               600
Wachovia Corp                  Com              929903102     3865    73113 SH       SOLE                    73113
Wal Mart Stores Inc            Com              931142103      405     8650 SH       SOLE                     8650
Wells Fargo & Co               Com              949746101      958    15255 SH       SOLE                    15255
Wyeth                          Com              983024100     3032    65807 SH       SOLE                    65507               300
Ishares Tr 1-3 Yr Tr Index     Com              464287457      543     6768 SH       SOLE                     6768
Ishares Tr GS Corp Bd          Com              464287242      299     2772 SH       SOLE                     2772